Business Description - Schedule of Company's Principal Subsidiaries (Details)	12 Months Ended
Mar. 31, 2025
We Health Limited (“We Health”) [Member]
Schedule of Company's Principal Subsidiaries [Line Items]
Date of incorporation / acquisition	Jul. 08, 2021
Place of incorporation	New York
Percentage of legal ownership	100.00%
Principal activities	Investment holding
Akso Medical Cloud Limited (“Akso Medical Cloud”) [Member]
Schedule of Company's Principal Subsidiaries [Line Items]
Date of incorporation / acquisition	Nov. 15, 2023
Place of incorporation	BVI
Percentage of legal ownership	100.00%
Principal activities	Investment holding
We Healthy Limited (“We Healthy”) [Member]
Schedule of Company's Principal Subsidiaries [Line Items]
Date of incorporation / acquisition	Dec. 15, 2021
Place of incorporation	Hong Kong
Percentage of legal ownership	51.00%
Principal activities	Investment holding
Akso Medi-care Limited (“Akso Medi-care”) [Member]
Schedule of Company's Principal Subsidiaries [Line Items]
Date of incorporation / acquisition	Dec. 04, 2023
Place of incorporation	Hong Kong
Percentage of legal ownership	100.00%
Principal activities	Investment holding
Akso Remote Medical Consultation Center Inc. (“Akso Remote Medical”) [Member]
Schedule of Company's Principal Subsidiaries [Line Items]
Date of incorporation / acquisition	Jan. 03, 2022
Place of incorporation	Wyoming
Percentage of legal ownership	100.00%
Principal activities	Provision of health treatment services
Akso Online MediTech Co., Ltd.(“Akso Online MediTech”) [Member]
Schedule of Company's Principal Subsidiaries [Line Items]
Date of incorporation / acquisition	Jan. 04, 2022
Place of incorporation	Wyoming
Percentage of legal ownership	100.00%
Principal activities	Sales of medical devices
Akso First Health Treatment Center Inc. (“Akso First Health”) [Member]
Schedule of Company's Principal Subsidiaries [Line Items]
Date of incorporation / acquisition	Jan. 04, 2022
Place of incorporation	Massachusetts
Percentage of legal ownership	100.00%
Principal activities	Provision of health treatment services
Tianjin Akso Enterprise Management Co., Limited. (Wholly Owned Foreign Enterprise,“WOFE”, “Tianjin Akso”) [Member]
Schedule of Company's Principal Subsidiaries [Line Items]
Date of incorporation / acquisition	Jan. 16, 2024
Place of incorporation	PRC
Percentage of legal ownership	100.00%
Principal activities	Provision of consultancy support
Qindao Akso Health Management Co., Limited (“Qingdao Akso”) [Member]
Schedule of Company's Principal Subsidiaries [Line Items]
Date of incorporation / acquisition	Jan. 26, 2022
Place of incorporation	PRC
Percentage of legal ownership	51.00%
Principal activities	Provision of health treatment services
Tianjin Wangyi Cloud Technology Co., Ltd. [Member]
Schedule of Company's Principal Subsidiaries [Line Items]
Date of incorporation / acquisition	Apr. 15, 2024
Place of incorporation	PRC
Percentage of legal ownership	100.00%
Principal activities	Provision of marketing promotion service
‣ Tianjin Deyihui Internet Hospital Co., Ltd. (“Deyihui Hospital”) [Member]
Schedule of Company's Principal Subsidiaries [Line Items]
Date of incorporation / acquisition	Apr. 15, 2024
Place of incorporation	PRC
Percentage of legal ownership	100.00%
Principal activities	Provision of health treatment services
‣ Deyihui (Tianjin) Comprehensive Outpatient Department Co., Ltd (formerly known as Tianjin Deyihui Clinic Co., Ltd. (“Deyihui Tianjin”) [Member]
Schedule of Company's Principal Subsidiaries [Line Items]
Date of incorporation / acquisition	Apr. 15, 2024
Place of incorporation	PRC
Percentage of legal ownership	100.00%
Principal activities	Provision of health treatment services